Acquisitions & Divestitures - Divestitures Narrative (Details)				3 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jun. 30, 2022 USD ($)	Nov. 03, 2021 USD ($)	Jun. 30, 2023 entity	Mar. 31, 2022 entity	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) entity	Jan. 31, 2022 USD ($)
Discontinued Operations
Number of divestitures | entity				2
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]						Other (income) and expense
Managed infrastructure services unit | Discontinued Operations, Disposed of by Means Other than Sale, Spinoff
Discontinued Operations
Separation costs						$ 0	$ 5,000,000	$ 1,042,000,000
The Weather Company | Discontinued Operations, Held-for-Sale
Discontinued Operations
Disposal group, assets						545,000,000
Disposal group, goodwill						464,000,000
Disposal group, prepaid and other current assets						50,000,000
Disposal group, intangible assets						21,000,000
Disposal group, plant, property and equipment						10,000,000
Disposal group, liabilities						19,000,000
The Weather Company | Discontinued Operations, Held-for-Sale | Subsequent Event
Discontinued Operations
Consideration	$ 1,100,000,000
Contingent consideration	250,000,000
Cash consideration received	750,000,000
Financing receivable	$ 100,000,000
Seller financing loan term	7 years
Pre-tax gain on sale of business	$ 240,000,000
The Weather Company | Discontinued Operations, Held-for-Sale | Subsequent Event | Contingent Consideration, Attainment Of Certain Investment Return Metrics
Discontinued Operations
Contingent consideration	$ 200,000,000
Healthcare software assets divestiture
Discontinued Operations
Consideration									$ 1,065,000,000
Cash consideration received		$ 1,065,000,000
Pre-tax gain on sale of business						$ 303,000,000
Other divestitures
Discontinued Operations
Number of divestitures | entity								1
Other divestitures | Disposal Group, Not Discontinued Operations | Infrastructure
Discontinued Operations
Number of divestitures | entity					1
Software
Discontinued Operations
Number of divestitures | entity								2
Kyndryl Holdings, Inc
Discontinued Operations
Costs to Kyndryl for upgraded hardware			$ 0
Upgraded hardware period			2 years
Kyndryl Holdings, Inc | Maximum
Discontinued Operations
Transition services period			2 years
Kyndryl Holdings, Inc
Discontinued Operations
Ownership interest by stockholders (in percent)			19.90%